Warrant Liability	12 Months Ended
Mar. 31, 2021
Warrant Liability
WARRANT LIABILITY

NOTE 15. WARRANT LIABILITY

Below is the roll-forward of warrants issued by entity (see Note 14, “Unsecured Notes Payable”):

	PBI			SalvaRx
	Exercise Price	Warrants	Amount	Exercise Price	Warrants	Contract Amount
			In 000’$			In 000’$
Warrants outstanding, April 1, 2020	–	–	$–	$6.64	447,305	$2,970	(1)
Exchange of warrants pursuant to SalvaRx Notes settlement	$6.64	447,305	2,970	$6.64	(447,305)	(2,970)
Reclassification to accrued equity issuable	$6.64	(397,604)	(2,640)	–	–	–
Fair value adjustment at March 31, 2021 (2)	–	–	790	–	–	–
Warrants outstanding, March 31, 2021	$6.64	49,701	$1,120	–	–	$–

(1)	Treated as non-controlling interest accounted for at fair value.

(2)	Portage warrant liability valued at contract price, adjusted for fair value using the Black Scholes model.